Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING
Net earnings (loss)	$ 15,677	$ (78,736)
Adjustments for:
Depletion, depreciation and amortization	34,291	40,036
Asset retirement obligation accretion	270	256
Deferred lease inducement	(90)	(91)
Impairment loss	14,500	79,025
Stock-based compensation	3,536	1,478
Finance costs	5,075	6,233
Unrealized (gain) loss on financial instruments	(9,335)	8,121
Unrealized loss on foreign currency translation	(135)	(35)
Gains (losses) on disposals of non-current assets	(207)	0
Asset retirement obligations settled	(300)	(695)
Changes in non-cash working capital	5,910	3,858
Net cash generated by operating activities	69,192	59,450
INVESTING
Additions to intangible exploration and evaluation assets	(9,288)	(16,905)
Additions to petroleum and natural gas assets	(30,832)	(20,301)
Additions to other assets	(586)	(953)
Proceeds from asset dispositions	207	0
Changes in restricted cash	0	18,323
Changes in non-cash working capital	251	(1,587)
Net cash used in investing activities	(40,248)	(21,423)
FINANCING
Interest paid	(4,767)	(8,506)
Increases in long-term debt	508	85,328
Repayment of convertible debentures	0	(73,375)
Repayments of borrowings, classified as financing activities	(17,797)	(26,041)
Dividends paid, classified as financing activities	(2,527)	0
Changes in non-cash working capital	(3)	0
Net cash used in financing activities	(24,586)	(22,594)
Currency translation differences relating to cash and cash equivalents	(102)	548
NET INCREASE IN CASH AND CASH EQUIVALENTS	4,256	15,981
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	47,449	31,468
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 51,705	$ 47,449